Report Of The Directors Financial Review Risk Report - Movement in impairment allowances on loans and advances to customers and banks (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the end of the period	$ (323,199)
Impairment allowances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the end of the period	152
Impairment allowances | Financial assets excluding equity securities | Portfolio Concentration Risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowances as a % of loans and advances		0.80%	0.80%
Impairment allowances | Individually assessed | Banks | Financial assets excluding equity securities | Portfolio Concentration Risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowances as a % of loans and advances		0.00%	0.00%
Impairment allowances | Individually assessed | Consumers | Financial assets excluding equity securities | Portfolio Concentration Risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowances as a % of loans and advances		0.50%	0.50%
Impairment allowances | Collectively assessed | Consumers | Financial assets excluding equity securities | Portfolio Concentration Risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowances as a % of loans and advances		0.30%	0.30%
Impairment allowances | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the beginning of the period	7,484	$ 7,563	$ 7,850	$ 7,850
Amounts written off		(1,769)	(1,404)
Recoveries of loans and advances previously written off		358	286
Charge to income statement		1,213	779
Exchange and other movements		119	52
At the end of the period		7,484	7,563	7,484
Impairment allowances | Loans and advances to customers | Individually assessed | Banks
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the beginning of the period	0	2	0	0
Amounts written off		0	0
Recoveries of loans and advances previously written off		0	0
Charge to income statement		0	0
Exchange and other movements		(2)	2
At the end of the period		0	2	0
Impairment allowances | Loans and advances to customers | Individually assessed | Consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the beginning of the period	4,960	4,726	4,932	4,932
Amounts written off		(820)	(648)
Recoveries of loans and advances previously written off		56	63
Charge to income statement		844	270
Exchange and other movements		154	109
At the end of the period		4,960	4,726	4,960
Impairment allowances | Loans and advances to customers | Collectively assessed | Consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the beginning of the period	$ 2,524	2,835	2,918	2,918
Amounts written off		(949)	(756)
Recoveries of loans and advances previously written off		302	223
Charge to income statement		369	509
Exchange and other movements		(33)	(59)
At the end of the period		$ 2,524	$ 2,835	$ 2,524